S000069725 [Member] Average Annual Total Returns		12 Months Ended	44 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
MSCI Emerging Markets Index (reflects no deduction for expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.50%	(3.19%)
Dodge & Cox Emerging Markets Stock Fund
Prospectus [Line Items]
Average Annual Return, Percent		7.50%	(1.82%)
Performance Inception Date			May 11, 2021
Dodge & Cox Emerging Markets Stock Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.18%	(2.16%)
Dodge & Cox Emerging Markets Stock Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.96%	(1.30%)

[1]	MSCI Emerging Markets Index returns are net of withholding taxes applicable to non‑resident persons who do not benefit from double taxation treaties. Withholding rates applicable to the Fund may be lower.